Leases (Details) - Schedule of Future Minimum Payments - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Future Minimum Payments [Abstract]
remainder of 2024	$ 380
2025	549
2026	15
Total lease payments	944
Less: imputed interest	(25)
Total	$ 919	$ 1,252